CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary share capital	Additional paid-in capital	Capital reserve from marketable securities available-for-sale	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2016	$ 679	$ 105,492	$ (45)	$ (100,885)	$ 5,241
Total comprehensive loss:
Net loss				(5,301)	(5,301)
Other comprehensive income, net of tax			158	(112)	46
Total comprehensive loss			158	(5,413)	(5,255)
Transactions carried directly to equity:
Issuance of shares due to the exercise of stock options	4	93			97
Share-based payment				1,294	1,294
Ending Balance at Dec. 31, 2017	683	105,585	113	(105,004)	1,377
Total comprehensive loss:
Net loss				(1,729)	(1,729)
Other comprehensive income, net of tax			(113)	166	53
Total comprehensive loss			$ (113)	(1,563)	(1,676)
Transactions carried directly to equity:
Issuance of shares due to the exercise of stock options	3	77			80
Issuance of shares, net of issuance costs	62	5,739			5,801
Share-based payment				1,021	1,021
Capital reserve from transactions with shareholders		85			85
Ending Balance at Dec. 31, 2018	748	111,486		(105,546)	6,688
Total comprehensive loss:
Net loss				(5,268)	(5,268)
Other comprehensive income, net of tax				(94)	(94)
Total comprehensive loss				(5,362)	(5,362)
Transactions carried directly to equity:
Issuance of shares due to the exercise of stock options	4	109			113
Issuance of shares, net of issuance costs	126	13,840			13,966
Share-based payment				1,259	1,259
Ending Balance at Dec. 31, 2019	$ 878	$ 125,435		$ (109,649)	$ 16,664